Accounts receivable, net - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 31	$ 119	$ 126
Additions (note)	7,680	27	0
Write-off	0	(122)	0
Exchange difference	(2)	7	(7)
Balance at end of the year	$ 7,709	$ 31	$ 119